Cover	Jun. 25, 2024
Cover [Abstract]
Entity Registrant Name	Karbon-X Corp.
Entity Central Index Key	0001729637
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 25, 2024
Entity File Number	000-56002
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-2882342
Entity Address Address Line 1	510 5 Street SW
Entity Address Address Line 2	Suite 910
Entity Address City Or Town	Calgary
Entity Address Postal Zip Code	T2P 3S2
City Area Code	778
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	256-5730